QUARTERLY RESULTS (UNAUDITED) (Details2)	12 Months Ended			3 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2012 The Newsweek/Daily Beast Company (United States) USD ($)	Sep. 30, 2011 Meetic USD ($)	Sep. 30, 2011 Meetic Match USD ($)	Sep. 30, 2011 Meetic Match EUR (€)
Schedule of Equity Method Investments [Line Items]
Mark To Market Adjustment For Previously Held Equity Method Investment After-Tax				$ 16,200,000		$ 11,700,000
Ownership interest acquired (as a percent)						27.00%	27.00%
Tender offer price (in euros per share)							€ 15.00
Reversal of deferred tax liability associated with investment in Meetic		$ (43,696,000)			$ 43,600,000